AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 13, 2018

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 271	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 273	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esq.	Alan P. Goldberg, Esq.
3500 Lacey Road, Suite 700	Stradley Ronon Stevens & Young, LLP
Downers Grove, IL 60515	191 North Wacker Drive, Suite 1601
(Name and Address of Agent for Service)	Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on [date] pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On [date] pursuant to paragraph (a)(1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 13th day of September, 2018.

Invesco Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Title:	Daniel E. Draper, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following by the persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	September 13, 2018

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	September 13, 2018

/s/ Anna Paglia Anna Paglia	Secretary	September 13, 2018

* /s/ Ronn R. Bagge Ronn R. Bagge	Trustee	September 13, 2018

* /s/ Todd J. Barre Todd J. Barre	Trustee	September 13, 2018

* /s/ Kevin M. Carome	Trustee	September 13, 2018

* /s/ Marc M. Kole Marc M. Kole	Trustee	September 13, 2018

* /s/ Yung Bond Lim Yung Bong Lim	Trustee	September 13, 2018

* /s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	September 13, 2018

* /s/ Gary R. Wicker Gary R. Wicker	Trustee	September 13, 2018

* /s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	September 13, 2018

* By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		September 13, 2018

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 239 and 243 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase